Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consisted of the following for the years ended December 31:

(Dollars in thousands)	2017	2016	2015

Current	$3,296	$2,973	$2,564
Deferred	(167)	(4)	83
Change in corporate tax rate	101	–	–

Total income tax provision	$3,230	$2,969	$2,647

Income Tax Provision Attributable to Income from Operations

The income tax provision attributable to income from operations differed from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2017	2016	2015

Expected provision using statutory federal income tax rate	$3,513	$3,300	$2,947
Effect of bond and loan tax-exempt income	(251)	(241)	(216)
Interest expense associated with carrying certain tax exempt bonds and loans	6	5	4
Bank owned life insurance income	(121)	(94)	(92)
Other	83	(1)	4

Total income tax provision	$3,230	$2,969	$2,647

Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 were as follows:

(Dollars in thousands)	2017	2016

Allowance for loan losses	$1,275	$1,957
Net operating loss carryforward	–	84
Unrealized loss on securities available-for-sale	176	450
Other	50	29

Deferred tax assets	1,501	2,520

Premises and equipment	(363)	(384)
Federal Home Loan Bank stock dividends	(376)	(609)
Deferred loan fees	(232)	(362)
Prepaid expenses	(89)	(182)
Other	(279)	(380)

Deferred tax liabilities	(1,339)	(1,917)

Net deferred tax asset	$162	$603